Benefit-Responsive Contracts - Additional Information (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
New York Life
EBP, Master Trust [Line Items]
Investments at contract value	$ 21,730,253	$ 22,254,339
Empower
EBP, Master Trust [Line Items]
Investments at contract value	$ 0	$ 4,217,538